Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Dec. 31, 2019
Joint venture
Joint venture		R$ 7,620
Cash and cash equivalents		271,607	R$ 118,918	R$ 61,754		R$ 12,266
Current assets		1,133,011	453,411
Non-current assets		2,297,746	977,670
Total Assets		3,430,757	1,431,081
Current Liabilities		716,975	346,144
Non-current liabilities		2,266,694	747,019
Total shareholders' equity and liabilities		3,430,757	1,431,081
Net operating revenue		(1,684,896)	(822,203)	(364,284)
Cost of services rendered		(1,337,749)	(618,691)	(256,147)
Gross profit		347,147	203,512	108,137
General, administrative and sales		(26,553)	(26,837)	(18,956)
Operating profit		336,758	178,030	89,886
Financial result		(103,974)	(2,028)	(7,078)
Finance income		9,567	10,776	7,405
Current taxes		35,806	23,773	11,274
Net income for the year		187,874	138,142	R$ 66,054
Witt O'Briens LLC
Joint venture
Interest acquired (in percent)					100.00%
Equity interest held in joint venture(in percent)	50.00%
Current assets		28,036
Non-current assets		461
Total Assets		28,497
Current Liabilities		9,327
Non-current liabilities		3,931
Total shareholders' equity and liabilities		13,258
Total identifiable net assets		15,239
50% share		7,620
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A.
Joint venture
Joint venture		7,620	R$ 0
Interest acquired (in percent)	100.00%
Cash and cash equivalents		7,850
Net operating revenue		20,181
Cost of services rendered		(1,689)
Gross profit		18,492
General, administrative and sales		(8,931)
Operating profit		9,561
Financial result		195
Finance income		195
Current taxes		(2,498)
Net income for the year		7,258
50% share		R$ 3,628